UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06155

Exact name of registrant as specified in charter:	AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Address or principal executive offices:	2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:	Securities Management and Research, Inc.
	P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:	1-800-231-4639

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2007

Item 1. Schedule of Investments

AMERICAN NATIONAL GROWTH PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2007				(Unaudited)

GROWTH PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
HOUSEHOLD DURABLES --	1.18%
Newell Rubbermaid Inc.			3,000		$ 86,460
Stanley Works (The)			3,000		168,390
					254,850
MEDIA --	1.19%
Walt Disney Co. (The)			7,500		257,925

MULTILINE RETAIL --	2.09%
Citi Trends Inc. *			3,000		65,280
J.C. Penney Co., Inc.			2,500		158,425
Target Corp.			3,579		227,517
					451,222
SPECIALTY RETAIL --	2.90%
Bed Bath & Beyond Inc. *			2,000		68,240
Best Buy Co., Inc.			5,002		230,192
Home Depot, Inc. (The)			3,670		119,055
Limited Brands, Inc.			3,500		80,115
Lowe's Companies, Inc.			3,116		87,310
Urban Outfitters, Inc. *			1,875		40,875
					625,787

		TOTAL CONSUMER DISCRETIONARY --	7.36%		1,589,784

CONSUMER STAPLES --
BEVERAGES --	2.80%
Coca-Cola Co. (The)			4,782		274,822
PepsiCo, Inc.			4,500		329,670
					604,492
FOOD & STAPLES RETAILING --	0.69%
SUPERVALU INC.			1,600		62,416
Wal-Mart Stores, Inc.			2,000		87,300
					149,716
HOUSEHOLD PRODUCTS --	1.63%
Proctor & Gamble Co. (The)			5,000		351,700

		TOTAL CONSUMER STAPLES --	5.12%		1,105,908

ENERGY --
ENERGY EQUIPMENT & SERVICES --	3.67%
Baker Hughes Inc.			2,700		243,999
Schlumberger Ltd.			2,000		210,000
Transocean Inc. *			1,900		214,795
Weatherford International Ltd. *			1,850		124,283
					793,077
OIL, GAS & CONSUMABLE FUELS --	8.37%
Anadarko Petroleum Corp.			1,000		53,750
BP PLC ADR			2,400		166,440
Chevron Corp.			3,000		280,740
Exxon Mobil Corp.			8,750		809,900
Noble Corp.			3,800		186,390
Royal Dutch Shell PLC ADR			3,780		310,640
					1,807,860

		TOTAL ENERGY --	12.04%		2,600,937

EXCHANGE TRADED FUNDS --	9.49%
PowerShares QQQ Trust Series 1			22,450		1,154,154
SPDR Trust Series 1			5,875		896,760
					2,050,914

		TOTAL EXCHANGE TRADED FUNDS --	9.49%		2,050,914

FINANCIALS --
COMMERCIAL BANKS --	5.63%
Banc of America Corp.			3,000		150,810
PNC Financial Services Group, Inc.			5,000		340,500
U.S. Bancorp			6,000		195,180
Wachovia Corp.			6,948		348,442
Washington Mutual, Inc.			2,113		74,610
Wells Fargo & Co.			3,000		106,860
					1,216,402
DIVERSIFIED FINANCIAL SERVICES --	4.67%
American Express Co.			1,000		59,370
Bear Stearns Companies Inc. (The)			800		98,248
Charles Schwab Corp. (The)			4,900		105,840
Citigroup Inc.			3,000		140,010
Discover Financial Services			1,500		31,200
Goldman Sachs Group, Inc. (The)			778		168,624
JPMorgan Chase & Co.			2,399		109,922
Merrill Lynch & Co., Inc.			700		49,896
Morgan Stanley			3,000		189,000
National Financial Partners Corp.			1,075		56,954
					1,009,064

INSURANCE --	5.73%
American International Group, Inc.			4,911		332,229
Aspen Insurance Holdings Ltd.			3,425		95,592
Brown & Brown, Inc.			3,558		93,575
Hartford Financial Services Group, Inc. (The)			2,800		259,140
Prudential Financial, Inc.			3,500		341,530
RenaissanceRe Holdings Ltd.			1,775		116,103
					1,238,169

		TOTAL FINANCIALS --	16.03%		3,463,635

HEALTH CARE --
BIOTECHNOLOGY --	4.10%
Amgen Inc. *			1,250		70,712
Celgene Corp. *			3,500		249,585
Genzyme Corp. *			2,000		123,920
Gilead Sciences, Inc. *			4,000		163,480
Given Imaging Ltd. *			8,000		220,160
PDL BioPharma Inc. *			2,700		58,347
					886,204
HEALTH CARE PROVIDERS & SERVICES --	1.08%
DaVita, Inc. *			850		53,703
STMicroelectronics NV			5,600		93,800
UnitedHealth Group Inc.			1,800		87,174
					234,677
HEALTH EQUIPMENT & SUPPLIES --	2.17%
Advanced Medical Optics, Inc. *			925		28,296
Covidien Ltd.			775		32,162
Dade Behring Holdings Inc.			1,500		114,525
Hologic, Inc. *			1,700		103,700
Medtronic, Inc.			3,359		189,481
					468,164
PHARMACEUTICALS --	4.78%
Abbott Laboratories			2,200		117,964
Allergan, Inc.			1,000		64,470
Eli Lilly & Co.			6,800		387,124
Endo Pharmaceuticals Holdings Inc. *			2,100		65,121
Merck & Co. Inc.			6,003		310,295
Wyeth			1,950		86,872
					1,031,846

		TOTAL HEALTH CARE --	12.13%		2,620,891

INDUSTRIALS --
AEROSPACE & DEFENSE --	5.53%
Boeing Co. (The)			2,637		276,859
Goodrich Corp.			5,481		373,969
Honeywell International Inc.			2,128		126,552
Rockwell Collins, Inc.			3,500		255,640
United Technologies Corp.			2,000		160,960
					1,193,980
AIR FREIGHT & LOGISTICS --	1.33%
FedEx Corp.			800		83,800
United Parcel Service, Inc. (Class B)			2,700		202,770
					286,570
CONSTRUCTION & ENGINEERING --	0.55%
Cemex SAB de CV ADR			4,000		119,680

ELECTRICAL EQUIPMENT --	0.13%
Tyco Electronics Ltd.			775		27,458

INDUSTRIAL CONGLOMERATES --	2.25%
3M Co.			1,300		121,654
General Electric Co.			8,000		331,200
Tyco International Ltd.			775		34,364
					487,218
MACHINERY --	1.16%
Caterpillar Inc.			1,100		86,273
Danaher Corp.			2,000		165,420
					251,693

		TOTAL INDUSTRIALS --	10.95%		2,366,599

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	5.13%
Arris Group Inc. *			4,250		52,487
Cisco Systems, Inc. *			12,900		427,119
Harris Corp.			2,400		138,696
Motorola, Inc.			9,337		173,015
Nokia Oyj ADR			5,557		210,777
QUALCOMM Inc.			2,500		105,650
					1,107,744
COMPUTER & PERIPHERALS --	2.32%
EMC Corp.			4,626		96,221
Hewlett-Packard Co.			5,787		288,135
International Business Machines Corp.			1,000		117,800
					502,156
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.22%
Agilent Technologies, Inc. *			1,265		46,653

INTERNET SOFTWARE & SERVICES --	0.22%
Akamai Technologies, Inc. *			1,650		47,404

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	2.80%
Analog Devices, Inc.			2,154		77,889
Intel Corp.			10,000		258,600
KLA-Tencor Corp.			1,743		97,225
Linear Technology Corp.			2,222		77,748
Marvell Technology Group Ltd. *			2,650		43,381
Maxim Integrated Products, Inc.			1,743		51,157
					606,000
SOFTWARE --	2.59%
Electronic Arts Inc. *			1,700		95,183
Intuit Inc. *			3,490		105,747
Microsoft Corp.			5,000		147,300
Oracle Corp. *			9,789		211,932
					560,162

		TOTAL INFORMATION TECHNOLOGY --	13.28%		2,870,119

MATERIALS --
CHEMICALS --	1.57%
Dow Chemical Co. (The)			1,400		60,284
PPG Industries, Inc.			3,622		273,642
Tronox Inc. (Class B)			437		3,946
					337,872
CONTAINERS & PACKAGING --	0.47%
Sealed Air Corp.			4,000		102,240

		TOTAL MATERIALS --	2.04%		440,112

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	1.61%
Sprint Nextel Corp.			6,533		124,127
Verizon Communications Inc.			5,056		223,880
					348,007

		TOTAL TELECOMMUNICATION SERVICES --	1.61%		348,007

UTILITIES --
ELECTRIC UTILITIES --	1.40%
Ameren Corp.			1,778		93,345
Dominion Resources, Inc. / VA			750		63,225
Exelon Corp.			1,334		100,530
Wisconsin Energy Corp.			1,000		45,030
					302,130
GAS UTILITIES --	1.01%
El Paso Corp.			9,481		160,893
Sempra Energy			1,000		58,120
					219,013

		TOTAL UTILITIES --	2.41%		521,143

		TOTAL COMMON STOCK --	92.46%
			(Cost $15,647,038)		19,978,049

COMMERCIAL PAPER			Face
			Amount
UTILITIES --
ELECTRIC UTILITIES --	7.55%
Atlantic City Electric Co., 5.60%, 10/02/07			595,000		594,722
Delmarva Power & Light Co., 5.55%, 10/03/07			573,000		572,646
Potomac Electric Power, 5.47%, 10/01/07			465,000		464,859
					1,632,227

		TOTAL UTILITIES --	7.55%		1,632,227

		TOTAL COMMERCIAL PAPER --	7.55%
			(Cost $1,632,227)		1,632,227

		TOTAL INVESTMENTS --	100.01%
			(Cost $17,279,265)		21,610,276

		LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.01)%		(1,724)

		NET ASSETS --	100.00%		$ 21,608,552

* - Non-income producing security

ABBREVIATIONS
ADR - American Depositary Receipt
SPDR - Standard & Poor's Depositary Receipt

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2007				(Unaudited)

EQUITY INCOME PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --	0.68%
McDonald's Corp.			3,100		$ 168,857

HOUSEHOLD DURABLES --	1.97%
Newell Rubbermaid Inc.			3,969		114,387
Stanley Works (The)			3,531		198,195
Tupperware Brands Corp.			5,517		173,730
					486,312
MEDIA --	0.49%
CBS Corp. (Class B)			3,800		119,700

SPECIALTY RETAIL --	1.01%
Limited Brands, Inc.			7,057		161,535
TJX Companies, Inc. (The)			2,725		79,216
TravelCenters of America LLC *			250		8,150
					248,901

		TOTAL CONSUMER DISCRETIONARY --	4.15%		1,023,770

CONSUMER STAPLES --
BEVERAGES --	2.25%
Coca-Cola Co. (The)			4,965		285,339
PepsiCo, Inc.			3,700		271,062
					556,401
FOOD PRODUCTS --	3.41%
Bunge Limited			2,000		214,900
ConAgra Foods, Inc.			8,000		209,040
H.J. Heinz Co.			3,641		168,214
Kraft Foods Inc. (Class-A)			692		23,881
McCormick & Co., Inc.			3,420		123,017
Sensient Technologies Corp.			3,533		101,998
					841,050
FOOD & STAPLES RETAILING --	1.84%
SUPERVALU INC.			3,800		148,238
Wal-Mart Stores, Inc.			7,000		305,550
					453,788
HOUSEHOLD PRODUCTS --	1.58%
Kimberly-Clark Corp.			2,537		178,250
Procter & Gamble Co. (The)			3,001		211,090
					389,340
PERSONAL PRODUCTS --	1.38%
Alberto-Culver Co.			2,200		54,538
Avon Products, Inc.			3,725		139,799
Colgate-Palmolive Co.			1,800		128,376
Sally Beauty Holdings, Inc. *			2,200		18,590
					341,303
TOBACCO --	0.80%
Altria Group, Inc.			1,000		69,530
Reynolds American Inc.			2,000		127,180
					196,710

		TOTAL CONSUMER STAPLES --	11.26%		2,778,592

ENERGY --
ENERGY EQUIPMENT & SERVICES --	3.13%
Boardwalk Pipeline Partners, LP			6,000		183,780
Schlumberger Ltd.			3,300		346,500
Weatherford International Ltd. *			3,600		241,848
					772,128
OIL, GAS & CONSUMABLE FUELS --	12.19%
Anadarko Petroleum Corp.			6,086		327,123
BP PLC ADR			3,310		229,548
Chevron Corp.			7,003		655,341
Enterprise Products Partners L.P.			2,096		63,404
Exxon Mobil Corp.			10,500		971,880
Natural Resource Partners L.P.			8,000		249,440
Plains All American Pipeline, L.P.			2,400		130,776
Royal Dutch Shell PLC ADR			3,419		280,973
Spectra Energy Corp.			4,050		99,144
					3,007,629

		TOTAL ENERGY --	15.32%		3,779,757

FINANCIALS --
COMMERCIAL BANKS --	10.31%
Bank of America Corp.			9,928		499,081
Comerica Inc.			4,000		205,120
Fifth Third Bancorp			5,800		196,504
KeyCorp			3,311		107,045
National City Corp.			6,500		163,085
PNC Financial Services Group, Inc.			3,900		265,590
Regions Financial Corp.			3,433		101,205
TrustCo Bank Corp. NY			18,200		198,926
U.S. Bancorp			11,000		357,830
Washington Mutual, Inc.			2,648		93,501
Wells Fargo & Co.			10,000		356,200
					2,544,087
DIVERSIFIED FINANCIAL SERVICES --	7.86%
Allied Capital Corp.			4,085		120,058
Charles Schwab Corp. (The)			6,425		138,780
Citigroup Inc.			12,000		560,040
Colonial Properties Trust			2,350		80,605
JPMorgan Chase & Co.			6,500		297,830
New York Community Bancorp, Inc.			12,000		228,600
Principal Financial Group, Inc.			3,529		222,645
Weingarten Realty Investors			7,000		290,220
					1,938,778
INSURANCE --	3.41%
Allstate Corp. (The)			2,427		138,800
Aspen Insurance Holdings Ltd.			4,425		123,502
Prudential Financial, Inc.			2,150		209,797
RenaissanceRe Holdings Ltd.			2,275		148,808
St. Paul Travelers Companies, Inc. (The)			4,393		221,144
					842,051
REAL ESTATE INVESTMENT TRUSTS --	6.11%
BRE Properties, Inc.			1,750		97,877
Duke Realty Corp.			2,650		89,597
General Growth Properties, Inc.			2,050		109,921
HCP, Inc.			9,400		311,798
Health Care REIT, Inc.			2,850		126,084
Hospitality Properties Trust			2,500		101,625
Liberty Property Trust			2,400		96,504
Mack-Cali Realty Corp.			5,000		205,500
National Retail Properties Inc.			4,950		120,681
Plum Creek Timber Co., Inc.			5,500		246,180
					1,505,767

		TOTAL FINANCIALS --	27.69%		6,830,683

HEALTH CARE --
BIOTECHNOLOGY --	0.55%
Genzyme Corp. *			950		58,862
Gilead Sciences, Inc. *			1,900		77,653
					136,515
HEALTH CARE PROVIDERS & SERVICES --	0.74%
DaVita, Inc. *			1,025		64,759
LTC Properties, Inc.			5,000		118,350
					183,109
HEALTH EQUIPMENT & SUPPLIES --	0.31%
Advanced Medical Optics, Inc. *			1,125		34,414
Covidien Ltd.			975		40,463
					74,877
PHARMACEUTICALS --	7.55%
Abbott Laboratories			4,800		257,376
Eli Lilly & Co.			4,150		236,260
Johnson & Johnson			7,000		459,900
Merck & Co. Inc.			5,847		302,231
Pfizer Inc.			16,481		402,631
Wyeth			4,575		203,816
					1,862,214

		TOTAL HEALTH CARE --	9.15%		2,256,715

INDUSTRIALS --
AEROSPACE & DEFENSE --	1.01%
United Technologies Corp.			3,100		249,488

COMMERCIAL SERVICES & SUPPLIES --	1.63%
Deluxe Corp.			3,000		110,520
Sovran Self Storage, Inc.			4,400		201,696
Standard Register Co. (The)			7,000		88,970
					401,186
ELECTRICAL EQUIPMENT --	0.14%
Tyco Electronics Ltd.			975		34,544

INDUSTRIAL CONGLOMERATES --	4.44%
3M Co.			1,986		185,850
General Electric Co.			20,956		867,578
Tyco International Ltd.			975		43,232
					1,096,660
ROAD & RAIL --	0.51%
Burlington Northern Santa Fe Corp.			1,550		125,813

		TOTAL INDUSTRIALS --	7.73%		1,907,691

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	0.89%
Harris Corp.			2,700		156,033
Nokia Oyj ADR			1,700		64,481
					220,514
INTERNET SOFTWARE & SERVICES --	0.48%
StarTek, Inc.			11,600		117,508

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	0.88%
Intel Corp.			8,375		216,577

SOFTWARE --	0.70%
Microsoft Corp.			5,850		172,341

		TOTAL INFORMATION TECHNOLOGY --	2.95%		726,940

MATERIALS --
CHEMICALS --	1.33%
Dow Chemical Co. (The)			3,088		132,969
E. I. du Pont de Nemours and Co.			2,096		103,878
PPG Industries, Inc.			1,215		91,793
					328,640
METALS & MINING --	0.54%
Alcoa Inc.			3,420		133,790

PAPER & FOREST PRODUCTS --	1.02%
International Paper Co.			1,600		57,392
Potlatch Corp.			4,300		193,629
					251,021

		TOTAL MATERIALS --	2.89%		713,451

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	6.81%
AT&T Inc.			4,743		200,676
ALLTEL Corp.			1,875		130,650
Citizens Communications Co.			34,000		486,880
FairPoint Communications, Inc.			16,100		303,646
Verizon Communications Inc.			9,969		441,427
Windstream Corp.			8,225		116,137
					1,679,416

		TOTAL TELECOMMUNICATION SERVICES --	6.81%		1,679,416

UTILITIES --
ELECTRIC UTILITIES --	6.73%
Ameren Corp.			3,088		162,120
Consolidated Edison, Inc.			4,900		226,870
DTE Energy Co.			5,200		251,888
Duke Energy Co.			8,100		151,389
Integrys Energy Group, Inc.			5,115		262,041
Pinnacle West Capital Corp.			5,400		213,354
Progress Energy, Inc.			5,200		243,620
Southern Co.			1,875		68,025
Xcel Energy, Inc.			3,800		81,852
					1,661,159
GAS UTILITIES --	1.80%
NiSource Inc.			10,900		208,626
Nicor Inc.			5,500		235,950
					444,576

		TOTAL UTILITIES --	8.53%		2,105,735

		TOTAL COMMON STOCK --	96.48%
			(Cost $19,415,060)		23,802,750

COMMERCIAL PAPER			Face
			Amount
UTILITIES --
ELECTRIC UTILITIES --	3.29%
Delmarva Power & Light Co., 5.55%, 10/03/07			$ 192,000		191,882
Potomac Electric Power, 5.47%, 10/01/07			621,000		620,811
					812,693

		TOTAL UTILITIES --	3.29%		812,693

		TOTAL COMMERCIAL PAPER --	3.29%
			(Cost $812,693)		812,693

		TOTAL INVESTMENTS --	99.77%
			(Cost $20,227,753)		24,615,443

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.23%		55,518

		NET ASSETS --	100.00%		$ 24,670,961

* - Non-income producing security

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL BALANCED PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2007				(Unaudited)

BALANCED PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
AUTOMOBILES --	0.30%
PACCAR Inc.			750		$ 63,938

HOTELS, RESTAURANTS & LEISURE --	1.22%
Host Hotels & Resorts Inc.			1,164		26,120
McDonald's Corp.			1,800		98,046
Starwood Hotels & Resorts Worldwide, Inc.			1,902		115,547
Wyndham Worldwide Corp. *			645		21,130
					260,843
HOUSEHOLD DURABLES --	0.89%
Newell Rubbermaid Inc.			2,425		69,888
Stanley Works (The)			2,150		120,680
					190,568
MEDIA --	1.52%
CBS Corp. (Class B)			1,266		39,879
Time Warner Inc.			4,041		74,193
Viacom Inc. (Class B) *			1,250		48,712
Walt Disney Co. (The)			4,750		163,353
					326,137
MULTILINE RETAIL --	0.96%
Kohl's Corp. *			625		35,831
J.C. Penney Co., Inc.			1,418		89,859
Target Corp.			1,250		79,462
					205,152
SPECIALTY RETAIL --	1.84%
Best Buy Co., Inc.			1,925		88,589
Limited Brands, Inc.			4,900		112,161
Lowe's Companies, Inc.			3,750		105,075
TJX Companies, Inc. (The)			2,000		58,140
Urban Outfitters, Inc. *			1,375		29,975
					393,940

		TOTAL CONSUMER DISCRETIONARY --	6.73%		1,440,578

CONSUMER STAPLES --
BEVERAGES --	1.42%
Coca-Cola Co. (The)			2,732		157,008
International Flavors & Fragrances Inc.			570		30,130
PepsiCo, Inc.			1,600		117,216
					304,354
FOOD PRODUCTS --	1.66%
Bunge Limited			850		91,332
H.J. Heinz Co.			1,307		60,383
McCormick & Co., Inc.			2,615		94,062
Sensient Technologies Corp.			3,800		109,706
					355,483
FOOD & STAPLES RETAILING --	1.05%
SUPERVALU INC.			2,200		85,822
Wal-Mart Stores, Inc.			3,175		138,589
					224,411
HOUSEHOLD PRODUCTS --	1.47%
Kimberly-Clark Corp.			1,187		83,399
Procter & Gamble Co. (The)			3,300		232,122
					315,521
PERSONAL PRODUCTS --	0.81%
Alberto-Culver Co.			1,125		27,889
Avon Products, Inc.			1,900		71,307
Colgate-Palmolive Co.			925		65,971
Sally Beauty Holdings, Inc. *			925		7,816
					172,983

		TOTAL CONSUMER STAPLES --	6.41%		1,372,752

ENERGY --
ENERGY EQUIPMENT & SERVICES --	1.10%
Schlumberger Ltd.			1,188		124,740
Weatherford International Ltd. *			1,662		111,653
					236,393
OIL, GAS & CONSUMABLE FUELS --	5.34%
Anadarko Petroleum Corp.			1,664		89,440
BP PLC ADR			2,410		167,133
Chevron Corp.			3,607		337,543
Exxon Mobil Corp.			5,938		549,621
					1,143,737

		TOTAL ENERGY --	6.44%		1,380,130

FINANCIALS --
COMMERCIAL BANKS --	3.67%
Bank of America Corp.			5,000		251,350
PNC Financial Services Group, Inc.			2,850		194,085
U.S. Bancorp			3,800		123,614
Wachovia Corp.			1,781		89,317
Wells Fargo & Co.			3,562		126,878
					785,244
DIVERSIFIED FINANCIAL SERVICES --	4.77%
Allied Capital Corp.			1,775		52,167
Bear Stearns Companies Inc. (The)			475		58,335
Charles Schwab Corp. (The)			3,575		77,220
Citigroup Inc.			6,533		304,895
Discover Financial Services			1,900		39,520
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.			1,901		112,178
Goldman Sachs Group, Inc. (The)			475		102,951
JPMorgan Chase & Co.			1,325		60,712
Morgan Stanley			2,732		172,116
National Financial Partners Corp.			800		42,384
					1,022,478
INSURANCE --	3.58%
Allstate Corp. (The)			951		54,388
American International Group, Inc.			2,587		175,011
Aspen Insurance Holdings Ltd.			2,050		57,215
Genworth Financial Inc. (Class A)			2,800		86,044
Prudential Financial, Inc.			2,137		208,528
RenaissanceRe Holdings Ltd.			1,050		68,681
Travelers Companies, Inc. (The)			2,301		115,832
					765,699

		TOTAL FINANCIALS --	12.02%		2,573,421

HEALTH CARE --
BIOTECHNOLOGY --	0.43%
Amgen Inc. *			600		33,942
Genzyme Corp. *			400		24,784
Gilead Sciences, Inc. *			800		32,696
					91,422
HEALTH CARE PROVIDERS & SERVICES --	0.42%
DaVita, Inc. *			575		36,329
Patterson Companies Inc. *			1,400		54,054
					90,383
HEALTH EQUIPMENT & SUPPLIES --	0.81%
Advanced Medical Optics, Inc. *			650		19,883
Beckman Coulter, Inc.			1,070		78,923
Covidien Ltd.			575		23,863
Zimmer Holdings, Inc. *			631		51,105
					173,774
PHARMACEUTICALS --	5.52%
Abbott Laboratories			2,500		134,050
Allergan, Inc.			1,424		91,805
Endo Pharmaceuticals Holdings Inc. *			900		27,909
Eli Lilly & Co.			2,425		138,055
Johnson & Johnson			4,395		288,752
Merck & Co. Inc.			2,615		135,169
Pfizer Inc.			10,804		263,942
Wyeth			2,300		102,465
					1,182,147

		TOTAL HEALTH CARE --	7.18%		1,537,726

INDUSTRIALS --
AEROSPACE & DEFENSE --	1.04%
General Dynamics Corp.			825		69,688
Goodrich Corp.			945		64,477
L-3 Communications Holdings, Inc.			400		40,856
Northrop Grumman Corp.			600		46,800
					221,821
AIR FREIGHT & LOGISTICS --	0.27%
FedEx Corp.			550		57,613

COMMERCIAL SERVICES & SUPPLIES --	0.51%
Avis Budget Group, Inc.			230		5,265
Cintas Corp.			900		33,390
R. R. Donnelley & Sons Co.			1,000		36,560
Equifax Inc.			900		34,308
					109,523
ELECTRICAL EQUIPMENT --	0.09%
Tyco Electronics Ltd.			575		20,372

INDUSTRIAL CONGLOMERATES --	2.56%
3M Co.			1,100		102,938
General Electric Co.			10,125		419,175
Tyco International Ltd.			575		25,496
					547,609
MACHINERY --	1.82%
Caterpillar Inc.			500		39,215
Danaher Corp.			875		72,371
Dover Corp.			800		40,760
Eaton Corp.			500		49,520
Illinois Tool Works Inc.			1,125		67,095
Ingersoll-Rand Co. Ltd. (Class-A)			1,200		65,364
Parker Hannifin Corp.			500		55,915
					390,240
ROAD & RAIL --	0.27%
Burlington Northern Santa Fe Corp.			700		56,819

TRADING COMPANIES & DISTRIBUTORS --	0.21%
W.W. Grainger, Inc.			500		45,595

TRANSPORTATION INFRASTRUCTURE --	0.18%
Ryder System, Inc.			800		39,200

		TOTAL INDUSTRIALS --	6.95%		1,488,792

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	2.32%
Arris Group Inc. *			2,000		24,700
Cisco Systems, Inc. *			6,000		198,660
Harris Corp.			1,450		83,795
Motorola, Inc.			3,900		72,267
Nokia Oyj ADR			3,087		117,090
					496,512
COMPUTER & PERIPHERALS --	2.12%
Dell Inc. *			5,907		163,033
EMC Corp.			5,000		104,000
Electronics for Imaging, Inc. *			1,000		26,860
Hewlett-Packard Co.			3,210		159,826
					453,719
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.17%
Agilent Technologies, Inc. *			1,000		36,880

IT SERVICES --	0.11%
Global Payments Inc.			550		24,321

INTERNET SOFTWARE & SERVICES --	0.14%
Akamai Technologies, Inc. *			1,075		30,885

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	1.14%
Intel Corp.			6,057		156,634
Linear Technology Corp.			900		31,491
Texas Instruments Inc.			1,500		54,885
					243,010
SOFTWARE --	2.24%
Electronic Arts Inc. *			714		39,977
Microsoft Corp.			11,282		332,368
Oracle Corp. *			4,988		107,990
					480,335

		TOTAL INFORMATION TECHNOLOGY --	8.24%		1,765,662

MATERIALS --
CHEMICALS --	0.53%
Dow Chemical Co. (The)			1,000		43,060
Eastman Chemical Co.			300		20,019
PPG Industries, Inc.			413		31,202
Sigma-Aldrich Corp.			400		19,496
					113,777
CONTAINERS & PACKAGING --	0.08%
Ball Corp.			300		16,125

METALS & MINING --	0.33%
Freeport-McMoRan Copper & Gold, Inc.			134		14,055
Nucor Corp.			600		35,682
United States Steel Corp.			200		21,188
					70,925
PAPER & FOREST PRODUCTS --	0.27%
International Paper Co.			900		32,283
Louisiana-Pacific Corp.			650		11,031
MeadWestvaco Corp.			500		14,765
					58,079

		TOTAL MATERIALS --	1.21%		258,906

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	1.77%
ALLTEL Corp.			1,069		74,488
Sprint Nextel Corp.			5,900		112,100
Verizon Communications Inc.			2,900		128,412
Windstream Corp.			4,500		63,540
					378,540
WIRELESS TELECOMMUNICATION SERVICES --	0.40%
Vodafone Group PLC ADR			2,392		86,830

		TOTAL TELECOMMUNICATION SERVICES --	2.17%		465,370

UTILITIES --
ELECTRIC UTILITIES --	2.51%
Ameren Corp.			1,900		99,750
CenterPoint Energy, Inc.			2,727		43,714
Constellation Energy Group			2,614		224,255
Exelon Corp.			900		67,824
Southern Co.			1,900		68,932
Wisconsin Energy Corp.			714		32,151
					536,626

		TOTAL UTILITIES --	2.51%		536,626

		TOTAL COMMON STOCK --	59.86%
			(Cost $9,973,924)		12,819,963

CORPORATE BONDS			Face
			Amount
CONSUMER STAPLES --
PERSONAL PRODUCTS --	1.47%
Avon Products, Inc., 7.15%, 11/15/09			$ 300,000		314,451

		TOTAL CONSUMER STAPLES --	1.47%		314,451

CONSUMER DISCRETIONARY --
AUTO COMPONENTS --	0.47%
TRW Inc., 6.30%, 05/15/08 (a)			100,000		100,355

AUTOMOBILES --	0.55%
DaimlerChrysler NA Hldg, 7.20%, 09/01/09			115,000		119,123

		TOTAL CONSUMER DISCRETIONARY --	1.02%		219,478

FINANCIALS --
COMMERCIAL BANKS --	1.13%
Washington Mutual, Inc., 4.20%, 01/15/10			250,000		243,160

DIVERSIFIED FINANCIAL SERVICES --	2.57%
General Electric Capital Co., 3.75%, 12/15/09			200,000		194,795
HSBC Finance Corp., 5.875%, 02/01/09			250,000		251,914
Weingarten Realty Investors, 7.35%, 07/20/09			100,000		103,647
					550,356

		TOTAL FINANCIALS --	3.70%		793,516

INDUSTRIALS --
TRANSPORTATION INFRASTRUCTURE --	0.91%
Hertz Corp., 7.40%, 03/01/11			200,000		194,000

		TOTAL INDUSTRIALS --	0.91%		194,000

		TOTAL CORPORATE BONDS --	7.10%		1,521,445
			(Cost $1,524,398)

U S GOVERNMENT AGENCY SECURITIES

U S GOVERNMENT AGENCY SECURITIES --	16.31%
Federal Farm Credit Bank, 4.15%, 11/30/09			200,000		198,483
Federal Home Loan Bank, 5.33%, 08/08/08 (a)			250,000		250,185
Federal Home Loan Bank, 4.40%, 12/28/09			350,000		348,421
Federal Home Loan Mortgage Corp., 5.125%, 10/24/07 (a)			500,000		500,024
Federal Home Loan Mortgage Corp., 3.25%, 11/02/07 (a)			500,000		499,248
Federal Home Loan Mortgage Corp., 3.06%, 07/15/08 (a)			500,000		493,624
Federal Home Loan Mortgage Corp., 5.27%, 10/12/10			700,000		700,030
Federal Home Loan Mortgage Corp., Pool # 360100, 9.00%, 04/01/20			1,430		1,540
Federal National Mortgage Assoc., 4.75%, 08/25/08 (a)			500,000		500,438
					3,491,993
		TOTAL U S GOVERNMENT AGENCY SECURITIES --	16.31%
			(Cost $3,489,956)		3,491,993
		TOTAL BONDS AND NOTES --	23.41%
			(Cost $5,014,354)		5,013,438

COMMERCIAL PAPER

CONSUMER STAPLES --
FOOD PRODUCTS --	3.63%
Kraft Foods Inc., 5.35%, 10/01/07			777,000		776,769

		TOTAL CONSUMER STAPLES --	3.63%		776,769

FINANCIALS --
DIVERSIFIED FINANCIALS --	1.48%
Textron Financial Corp., 5.20%, 10/02/07			318,000		317,862

		TOTAL CONSUMER STAPLES --	1.48%		317,862

INDUSTRIALS --
ROAD & RAIL --	2.86%
Ryder Sysyems Inc., 5.40%, 10/05/07			613,000		612,448

		TOTAL INDUSTRIALS --	2.86%		612,448

UTILITIES --
ELECTRIC UTILITIES --	8.45%
Atlantic City Electric Co., 5.60%, 10/04/07			975,000		974,242
Delmarva Power & Light Co., 5.55%, 10/03/07			836,000		835,484
					1,809,726

		TOTAL UTILITIES --	8.45%		1,809,726

		TOTAL COMMERCIAL PAPER --	16.42%
			(Cost $3,516,805)		3,516,805

		TOTAL INVESTMENTS --	99.69%
			(Cost $18,505,083)		21,350,206

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.31%		65,677

		NET ASSETS --	100.00%		$ 21,415,883

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2007				(Unaudited)

MONEY MARKET PORTFOLIO
			Interest/
U S GOVERNMENT AGENCY		Maturity	Stated	Face
SHORT-TERM OBLIGATIONS		Date	Rate(%)	Amount	Value

U S GOVERNMENT AGENCY SECURITIES --	100.35%
Federal Home Loan Bank		10/01/07	4.650	$ 3,021,000	$ 3,020,218
Federal Home Loan Bank		10/02/07	4.670	6,908,000	6,905,306
Federal Home Loan Bank		10/03/07	4.730	2,591,000	2,589,636
Federal Home Loan Bank		10/04/07	4.700	3,969,000	3,966,405
Federal Home Loan Bank		10/05/07	4.680	3,826,000	3,823,010
Federal Home Loan Bank		10/10/07	4.550	4,615,000	4,608,577
Federal Home Loan Bank		10/11/07	4.570	1,664,000	1,661,464
Federal Home Loan Bank		10/15/07	4.450	4,166,000	4,157,759
Federal Home Loan Bank		10/16/07	4.350	4,677,000	4,667,389
Federal Home Loan Bank		10/17/07	4.600	1,921,000	1,916,577
Federal Home Loan Bank		10/22/07	4.600	2,725,000	2,716,987
Federal Home Loan Bank		10/23/07	4.300	5,430,000	5,414,432
Federal Home Loan Mortgage Corp.		10/09/07	4.550	3,870,000	3,865,103
					49,312,863

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	100.35%
				(Cost $49,312,863)	49,312,863
			TOTAL INVESTMENTS --	100.35%
				(Cost $49,312,863)	49,312,863
			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.35)%	(172,780)
			NET ASSETS --	100.00%	49,140,083

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2007				(Unaudited)

GOVERNMENT BOND PORTFOLIO			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

FINANCIALS --
INSURANCE --	1.61%
21st Century Insurance Group		12/15/13	5.900	$ 230,000	$ 233,221

		TOTAL FINANCIALS --	1.61%		233,221
MATERIALS --
METALS & MINING --	3.64%
Carpenter Technology Corp.		05/15/13	6.625	500,000	526,472

		TOTAL MATERIALS --	3.64%		526,472

			TOTAL CORPORATE BONDS --	5.25%	759,693
				(Cost $736,019)

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --	40.22%
Federal Home Loan Bank (a)		07/15/08	2.625	800,000	787,370
Federal Home Loan Mortgage Corp.		03/15/11	5.625	500,000	518,490
Federal Home Loan Mortgage Corp.		07/15/12	5.125	690,000	705,252
Federal National Mortgage Assoc.		08/15/09	5.375	950,000	966,347
Federal National Mortgage Assoc.		05/15/11	6.000	750,000	787,477
Federal National Mortgage Assoc.		01/23/12	5.500	750,000	752,404
Federal National Mortgage Assoc.		03/26/12	5.400	750,000	753,097
Federal National Mortgage Assoc.		10/15/13	4.625	550,000	546,592
					5,817,029

U S GOVERNMENT SECURITIES --	40.22%
U S Treasury Bond		08/15/09	3.500	850,000	842,961
U S Treasury Bond		05/15/17	8.750	1,250,000	1,646,289
U S Treasury Note (a)		11/15/07	3.000	550,000	549,355
U S Treasury Note (a)		08/15/08	3.250	250,000	248,184
U S Treasury Note (a)		09/15/08	3.125	800,000	793,062
U S Treasury Note		11/15/12	4.000	700,000	694,093
U S Treasury Note		02/15/14	4.000	451,000	442,614
U S Treasury Note		02/15/16	4.500	600,000	600,094
					5,816,652

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	80.44%
				(Cost $11,550,106)	11,633,681
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --	13.40%
Federal Farm Credit Bank Discount Note		10/01/07	4.550	471,000	470,881
Federal Home Loan Bank		10/03/07	4.150	345,000	344,841
Federal Home Loan Mortgage Corp.		10/24/07	4.600	500,000	498,402
Federal National Mortgage Assoc.		10/09/07	4.500	625,000	624,218
					1,938,342
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	13.40%
				(Cost $1,938,342)	1,938,342

			TOTAL INVESTMENTS --	99.09%
				(Cost $14,224,467)	14,331,716

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.91%	131,907

			NET ASSETS --	100.00%	$ 14,463,623

Note to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2007				(Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
DIVERSIFIED CONSUMER SERVICES --	2.33%
Capella Education Co. *			2,300		$ 128,593

HOTELS, RESTAURANTS & LEISURE --	4.92%
Chipotle Mexican Grill, Inc. *			1,100		129,943
Wynn Resorts, Ltd. *			900		141,804
					271,747
INTERNET & CATALOG RETAIL --	5.23%
Amazon.com, Inc. *			1,400		130,410
Priceline.com Inc. *			1,100		97,625
Shutterfly, Inc. *			1,900		60,629
					288,664
LEISURE EQUIPMENT & PRODUCTS --	2.81%
Ctrip.com International Ltd. ADR			3,000		155,400

MEDIA --	3.65%
Discovery Holding Co. (Class A) *			1,900		54,815
New Oriental Education & Technology Group, Inc. *			2,200		146,432
					201,247
TEXTILES, APPAREL & LUXURY GOODS --	6.27%
Crocs, Inc. *			2,300		154,675
Lululemon Athletica Inc. *			2,700		113,481
Under Armour, Inc. *			1,300		77,766
					345,922

		TOTAL CONSUMER DISCRETIONARY --	25.21%		1,391,573

CONSUMER STAPLES --
BEVERAGES --	2.05%
Hansen Natural Corp. *			2,000		113,360

FOOD PRODUCTS --	2.34%
Bunge Limited			1,200		128,940

PERSONAL PRODUCTS --
Taser International, Inc. *	0.46%		1,600		25,104

		TOTAL CONSUMER STAPLES --	4.85%		267,404

ENERGY --
ENERGY EQUIPMENT & SERVICES --	5.99%
Clean Energy Fuels Corp. *			1,000		15,140
First Solar, Inc. *			1,000		117,740
SunPower Corp. *			1,700		140,794
Trina Soler Ltd. ADR *			1,000		56,970
					330,644

		TOTAL ENERGY --	5.99%		330,644

FINANCIALS --
INSURANCE --	2.81%
China Life Insurance Co., Ltd. ADR			1,800		155,196

		TOTAL FINANCIALS --	2.81%		155,196

HEALTH CARE --
BIOTECHNOLOGY --	4.60%
IDEXX Laboratories, Inc. *			800		87,672
Invitrogen Corp. *			700		57,211
Novo Nordisk A/S ADR			900		108,936
					253,819

HEALTH EQUIPMENT & SUPPLIES --	5.98%
athenahealth Inc. *			400		13,564
Intuitive Surgical, Inc. *			700		161,000
LifeCell Corp. *			1,100		41,327
Meridian Bioscience, Inc.			900		27,288
Mindray Medical International Ltd. *			1,100		47,245
Omnicell, Inc. *			1,400		39,956
					330,380

		TOTAL HEALTH CARE --	10.58%		584,199

INDUSTRIALS --
COMMERCIAL SERVICES & SUPPLIES --	0.76%
HMS Holdings Corp. *			900		22,149
iRobot Corp. *			1,000		19,880
					42,029

CONSTRUCTION & ENGINEERING --	1.90%
Foster Wheeler Ltd. *			800		105,024

MACHINERY --	2.32%
Cummins Inc.			1,000		127,890

MARINE --	1.15%
DryShips Inc.			700		63,595

		TOTAL INDUSTRIALS --	6.13%		338,538

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	2.66%
Harmonic Inc. *			4,000		42,440
NVIDIA Corp. *			2,300		83,352
Starent Networks Corp. *			1,000		21,110
					146,902
COMPUTER & PERIPHERALS --	2.51%
Apple Inc. *			900		138,186

ELECTRONIC EQUIPMENT & INSTRUMENTS --	6.29%
Garmin Ltd.			800		95,520
Gen-Probe Inc. *			900		59,922
Itron, Inc. *			1,500		139,605
Thermo Fisher Scientific, Inc. *			900		51,948
					346,995

IT SERVICES --	0.55%
Taleo Corp. (Class A) *			1,200		30,492

INTERNET SOFTWARE & SERVICES --	6.88%
Baidu.com, Inc. ADR *			500		144,825
Blue Coat Systems, Inc. *			900		70,884
Perfect World Co. Ltd. ADR *			2,400		65,544
Research In Motion Ltd. *			1,000		98,550
					379,803
SOFTWARE --	10.08%
Comverge Inc. *			2,200		72,292
Concur Technologies, Inc. *			2,300		72,496
Echelon Corp. *			2,300		57,523
Omniture, Inc. *			3,400		103,088
VASCO Data Security International, Inc. *			3,500		123,585
VMware Inc. (Class A) *			1,500		127,500
					556,484

		TOTAL INFORMATION TECHNOLOGY --	28.97%		1,598,862

MATERIALS --
CHEMICALS --	5.47%
Monsanto Co.			1,600		137,184
Potash Corp. of Saskatchewan Inc.			900		95,130
Mosaic Co. (The) *			1,300		69,576
					301,890
METALS & MINING --	4.20%
POSCO ADR			800		143,016
Precision Castparts Corp.			600		88,788
					231,804

		TOTAL MATERIALS --	9.67%		533,694

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --	5.24%
China Mobile Ltd. ADR			1,600		131,264
Clearwire Corp. (Class-A) *			1,700		41,548
Vimpel-Communications ADR			4,300		116,272
					289,084

		TOTAL TELECOMMUNICATION SERVICES --	5.24%		289,084

		TOTAL COMMON STOCK --	99.45%
			(Cost $4,475,864)		5,489,194

		TOTAL INVESTMENTS --	99.45%
			(Cost $4,475,864)		5,489,194

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.55%		30,587

		NET ASSETS --	100.00%		$ 5,519,781

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2007				(Unaudited)

HIGH YIELD BOND PORTFOLIO

			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

CONSUMER DISCRETIONARY --
AUTO COMPONENTS --	0.08%
Dura Operating Corp.		05/01/09	9.000	$ 1,000,000	$ 23,750

HOTELS, RESTAURANTS & LEISURE --	6.48%
MGM Mirage Inc.		02/27/14	5.875	1,000,000	921,250
Starwood Hotels & Resorts Worldwide, Inc.		05/01/12	7.875	1,000,000	1,067,150
					1,988,400
LEISURE EQUIPMENT & PRODUCTS --	3.22%
Royal Caribbean Cruises Ltd.		12/01/13	6.875	1,000,000	987,966

MEDIA --	6.16%
CCH I LLC		10/01/15	11.000	863,000	873,787
News America Holdings		10/17/08	7.375	1,000,000	1,017,745
					1,891,532

		TOTAL CONSUMER DISCRETIONARY --		15.94%	4,891,648

ENERGY --
OIL, GAS & CONSUMABLE FUELS --	8.03%
Chesapeake Energy Corp.		01/15/18	6.250	1,000,000	965,000
Enterprise Products Operating L.P.		08/01/66	8.375	1,000,000	1,027,752
Pioneer Natural Resource		05/01/18	6.875	500,000	469,481
					2,462,233

		TOTAL ENERGY --		8.03%	2,462,233

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	4.92%
Ford Motor Credit Co.		10/01/08	5.625	1,000,000	977,062
GATX Financial Corp.		06/01/09	8.875	500,000	531,820
					1,508,882
INSURANCE --	4.74%
Liberty Mutual Group (b)		03/15/37	7.000	500,000	466,385
NYMAGIC Inc.		03/15/14	6.500	1,000,000	987,762
					1,454,147

		TOTAL FINANCIALS --		9.66%	2,963,029

INDUSTRIALS --
CONSTRUCTION & ENGINEERING --	2.18%
Standard Pacific Corp.		04/15/12	9.250	1,000,000	670,000

MACHINERY --	3.24%
Case New Holland Inc.		06/01/09	6.000	1,000,000	992,500

		TOTAL INDUSTRIALS --		5.42%	1,662,500

INFORMATION TECHNOLOGY --
ELECTRONIC EQUIPMENT & INSTRUMENTS --	3.11%
Flextronics International Ltd.		05/15/13	6.500	1,000,000	955,000

IT SERVICES --	3.14%
SunGard Data Systems Inc.		01/15/09	3.750	1,000,000	962,500

SOFTWARE --	3.25%
Unisys Corp.		04/01/08	7.875	1,000,000	997,500

		TOTAL INFORMATION TECHNOLOGY --		9.50%	2,915,000

MATERIALS --
CHEMICALS --	3.33%
Nalco Co.		11/15/11	7.750	1,000,000	1,020,000

CONTAINERS & PACKAGING --	3.30%
Ball Corp.		12/15/12	6.875	1,000,000	1,012,500

PAPER & FOREST PRODUCTS --	4.56%
Georgia-Pacific Corp.		05/15/11	8.125	1,000,000	1,015,000
Tembec Industries Inc.		03/15/12	7.750	1,000,000	385,000
					1,400,000

		TOTAL MATERIALS --		11.19%	3,432,500

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --	3.11%
Nextel Communications Inc.		03/15/14	5.950	1,000,000	954,710

		TOTAL TELECOMMUNICATION SERVICES --		3.11%	954,710

UTILITIES --
ELECTRIC UTILITIES --	6.52%
AES Corp. (The)		06/01/09	9.500	1,000,000	1,040,000
PPL Capital Funding Inc.		03/30/67	6.700	1,000,000	960,800
					2,000,800
GAS UTILITIES --	3.41%
El Paso Corp.		06/15/12	7.875	1,000,000	1,045,862

		TOTAL UTILITIES --		9.93%	3,046,662

		TOTAL CORPORATE BONDS --		72.78%
				(Cost $24,483,582)	22,328,282

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --	24.00%
Federal Home Loan Bank		10/01/07	4.650	1,275,000	1,274,670
Federal Home Loan Bank		10/03/07	4.150	1,795,000	1,794,172
Federal Home Loan Bank		10/04/07	4.730	2,400,000	2,398,421
Federal Home Loan Bank		10/11/07	4.600	850,000	848,695
Federal Home Loan Mortgage Corp.		10/24/07	4.600	1,050,000	1,046,644
					7,362,602
		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --		24.00%
				(Cost $7,362,602)	7,362,602

PREFERRED STOCK				Shares

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	1.43%
iStar Financial Inc.				20,000	438,400

		TOTAL FINANCIALS --		1.43%	438,400

	TOTAL PREFERRED STOCK----			1.43%
				(Cost $499,000)	438,400

COMMON STOCK

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --	0.12%
Leucadia National Corp. (a)				752	36,262

		TOTAL FINANCIALS --		0.12%	36,262

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	0.01%
XO Holdings Inc. (a) *				1,305	4,437

		TOTAL TELECOMMUNICATION SERVICES --		0.01%	4,437

		TOTAL COMMON STOCK --		0.13%
				(Cost $961,481)	40,699

		TOTAL INVESTMENTS --		98.34%
				(Cost $33,306,665)	30,169,983

		CASH AND OTHER ASSETS, LESS LIABILITIES --		1.66%	508,481

		NET ASSETS --		100.00%	$ 30,678,464

* - Non-income producing securities

Note to Schedule of Investments
(a) Security acquired as part of a unit or in exchange for other securities.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At September 30, 2007, the market value of these securities amounted to $466,385, or 1.52% of net assets.

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2007				(Unaudited)

INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)			Shares		Value

AUSTRALIA --	4.06%
Santos Ltd.			900		$ 48,195
Westpac Banking Corp.			2,300		289,340
					337,535
BELGIUM --	0.68%
Delhaize Group			100		9,606
Fortis			1,600		46,988
					56,594
BRAZIL --	1.58%
Companhia de Bebidas das Americas (AmBev)			400		29,252
Companhia Vale do Rio Doce (CVRD)			700		23,751
Empresa Brasileira de Aeronautica SA (Embraer)			500		21,960
Petroleo Brasileiro SA			750		56,625
					131,588
DENMARK --	0.73%
Novo Nordisk A/S			500		60,520

FINLAND --	1.96%
Nokia Oyj			4,300		163,099

FRANCE --	7.02%
Alcatel-Lucent			1,500		15,270
Arkema *			65		3,948
Axa			2,000		89,220
France Telecom SA			2,800		93,632
Groupe Danone			2,800		43,962
Sanofi-Aventis			3,000		127,260
Total SA			2,600		210,678
					583,970
GERMANY --	7.61%
BASF AG			600		83,076
DaimlerChrysler AG			1,200		120,240
Deutsche Bank AG			700		89,873
Deutsche Telekom AG			5,100		100,113
SAP AG			1,500		88,005
Siemens AG			1,100		150,975
					632,282
GREECE --	0.70%
Hellenic Telecommunications Organization SA			3,100		58,249

HONG KONG --	1.36%
Chartered Semiconductor Manufacturing Ltd. *			400		2,964
Cheung Kong (Holdings) Ltd.			3,100		51,157
Hutchison Whampoa Ltd.			1,100		58,868
					112,989
INDIA --	1.51%
Infosys Technologies Ltd.			2,600		125,814

IRELAND --	0.63%
Bank of Ireland			700		52,801

ISRAEL --	0.72%
Teva Pharmaceutical Industries Ltd.			1,350		60,035

ITALY --	2.24%
Eni S.p.A.			1,100		81,136
Intesa Sanpaolo ADR			934		43,156
Luxottica Group S.p.A.			500		16,950
Telecom Italia S.p.A.			1,500		45,405
					186,647
JAPAN --	15.62%
Canon Inc.			1,800		97,722
Hitachi, Ltd.			700		46,298
Honda Motor Co., Ltd.			4,000		133,440
Kirin Brewery Co., Ltd.			2,100		27,753
KUBOTA Corp.			350		14,301
Matsushita Electric Industrial Co., Ltd.			5,300		98,315
Millea Holdings, Inc.			1,750		70,295
Mitsubishi UFJ Financial Group, Inc.			21,500		195,220
Mitsui & Co., Ltd.			100		50,600
NEC Corp.			4,300		20,861
Nippon Telegraph and Telephone Corp. (NTT)			4,600		107,042
SONY Corp.			2,100		100,926
TDK Corp.			300		26,250
Toyota Motor Corp.			2,650		309,679
					1,298,702
LUXEMBOURG --	0.28%
Tenaris SA			450		23,679

MEXICO --	1.32%
Cemex SAB de CV			1,150		34,408
Fomento Economico Mexicano, SAB de CV			600		22,440
Telefonos de Mexico SA de CV (Telmex)			1,600		52,592
					109,440
NETHERLANDS --	3.33%
ABN AMRO Holding NV			1,000		52,500
Aegon NV			900		17,127
ING Groep NV			1,200		53,172
Koninklijke Ahold NV *			640		9,648
Koninklijke (Royal) KPN NV			1,300		22,581
Koninklijke (Royal) Philips Electronics NV			700		31,458
Royal Dutch Shell PLC			1,100		90,398
					276,884
NORWAY --	1.29%
Norsk Hydro ASA			1,500		65,025
Telenor ASA			700		41,828
					106,853
PORTUGAL --	0.35%
EDP - Energias de Portugal, SA			300		17,492
Portugal Telecom, SGPS, SA			800		11,232
					28,724
SOUTH AFRICA --	0.47%
Sasol			900		38,691

SOUTH KOREA --	1.16%
Kookmin Bank			625		51,244
Shinhan Financial Group Co., Ltd.			350		44,905
					96,149
SPAIN --	3.91%
Banco Bilbao Vizcaya Argentaria, SA			2,500		58,200
Banco Santander Central Hispano SA			4,600		88,826
Endesa, SA			800		45,688
Repsol YPF, SA			900		31,950
Telefonica SA			1,200		100,536
					325,200
SWEDEN --	2.21%
Telefonaktiebolaget LM Ericsson			3,900		155,220
Volvo AB			1,625		28,194
					183,414
SWITZERLAND --	6.86%
ABB Ltd.			2,700		70,821
Adecco SA			700		10,314
Nestle SA			1,500		167,886
Novartis AG			2,500		137,400
Roche Holding AG			600		54,212
Swisscom AG			600		22,740
UBS AG			2,000		106,500
					569,873
TAIWAN --	0.97%
Singapore Telecommunications Ltd.			2,565		69,462
Taiwan Semiconductor Manufacturing Co. Ltd.			1,086		10,990
					80,452
UNITED KINGDOM --	16.78%
Acergy SA *			2,150		63,855
AstraZeneca PLC			900		45,063
BG Group PLC			1,200		103,417
BP PLC			4,425		306,874
BT Group PLC			1,400		87,962
Barclays PLC			2,700		131,274
Cadbury Schweppes PLC			900		41,868
Diageo PLC			950		83,344
GlaxoSmithKline PLC			2,600		138,320
Imperial Chemical Industries PLC			500		26,567
International Power PLC			200		18,387
Rio Tinto PLC			300		103,020
Unilever PLC			2,160		68,407
Vodafone Group PLC			4,112		149,266
WPP Group PLC			400		27,000
					1,394,624
		TOTAL COMMON STOCK --	85.35%
			(Cost $6,118,425)		7,094,808

U S GOVERNMENT AGENCY			Face
SHORT-TERM OBLIGATIONS			Amount

U S GOVERNMENT AGENCY SECURITIES --	14.67%
Federal Home Loan Bank, 4.550%, 10/01/07			$ 191,000		190,951
Federal Home Loan Bank, 4.150%, 10/03/07			675,000		674,689
Federal National Mortgage Assoc., 4.510%, 10/24/07			355,000		353,888
					1,219,528
		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	14.67%
			(Cost $1,219,528)		1,219,528

		TOTAL INVESTMENTS --	100.02%
			(Cost $7,337,953)		8,314,336

		LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.02)%		(1,903)

		NET ASSETS --	100.00%		$ 8,312,433

* - Non-income producing securities

Note to Schedule of Investments

(a) This portfolio invests primarily in depositary receipts, which include ADRs. These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock Portfolios.

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to fair value.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2 - COST, PURCHASES AND SALES OF INVESTMENTS
Aggregate purchases and sales of investments for the nine months ended September 30, 2007, other than commercial paper and short-term obligations, were as follows:

			Purchases		Sales

Growth			$ 867,781		$ 569,979
Equity Income			$ 836,063		$ 1,162,418
Balanced			$ 3,683,916		$ 1,054,743
Government Bond			$ 3,939,619		$ 3,990,612
Small-Cap/Mid-Cap			$ 14,369,250		$ 14,879,831
High Yield Bond			$ 1,497,435		$ 2,000,000
International Stock			$ 136,920		$ 9,126

Gross unrealized appreciation and depreciation as of September 30, 2007, based on the cost for federal income tax purposes is as follows:

					Net Appreciation
		Cost	Appreciation	Depreciation	(Depreciation)

Growth		$ 17,279,265	$ 4,586,140	$ 255,129	$4,331,011
Equity Income		$ 20,227,753	$ 5,282,718	$ 895,028	$4,387,690
Balanced		$ 18,505,083	$ 3,132,941	$ 287,818	$2,845,123
Government Bond		$ 14,224,467	$ 118,672	$ 11,423	$107,249
Small-Cap/Mid-Cap		$ 4,475,864	$ 1,036,956	$ 23,626	$1,013,330
High Yield Bond		$ 33,306,665	$ 245,996	$ 3,382,678	($3,136,682)
International Stock		$ 7,337,953	$ 1,925,090	$ 948,707	$976,383

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.